Intangible assets, airport concessions and goodwill - Net: (Tables)	12 Months Ended
Dec. 31, 2018
Service concession arrangements [Abstract]
Disclosure of detailed information about intangible assets [text block]
The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Business		Foreign currency
	12/31/2016		acquisition		translation		Additions (**)		Disposals transfers	12/31/2017

Concessions (Regulated activity)	Ps	27,639,119	Ps	20,487,170	Ps	484,045	Ps	1,449,729	Ps	Ps	50,060,063
Licences and ODC		205,527						18,915			224,442
Commercial Right’s (Non-regulated Activity)				6,053,820		140,951					6,194,771
Goodwill				7,081,220		2,115,334					7,296,554
Goodwill’s impairment								(4,719,096)			(4,719,096)
Accumulated amortization		(7,560,520)						(1,143,211)			(8,703,731)

	Ps	20,284,126	Ps	33,622,210	Ps	840,330	Ps	(4,393,663)	Ps	Ps	50,353,003

			Foreign currency
	12/31/2017		translation		Additions (*)		Disposals transfers		12/31/2018

Concessions (Regulated
Activity)	Ps	49,423,536	Ps	(468,600)	Ps	105,512	Ps	900,805	Ps	49,961,253
Contracts assets		636,527				935,774		(900,805)		671,496
Licences and ODC		224,442				25,229				249,671
Commercial Right’s (Unregulated
Activity)		6,194,771		336,860						6,531,631
Goodwill		2,577,458		(10,093)						2,567,365
Goodwill’s impairment		(8,703,731)		25,080		(1,716,443)				(10,395,094)

	Ps	50,353,003	Ps	(116,753)	Ps	(649,928)	Ps		Ps	49,586,322

(*)
The most significant additions made in 2018 are a) improvements to the facilities at terminal buildings 3 and 4 at the Cancún Airport; b) construction of the federal inspection station and  outfitting for operations at the LMM Airport and c) expansion to the national and international passenger terminal area, expansion of the international apron, advances in the construction of the cargo terminal at the Rionegro airport and extension of the passenger terminal and construction of the service center at Quibdó.

(**)
The most significant additions includes: a)
Improvements in the installation of the terminal 3 building at Cancún Airport; b) Construction of the new terminal 4 building at Cancún Airport
; c) Supply and installation of passenger boarding bridges in the terminals 3 and 4 buildings; d) Expansion of the commercial platform of the terminal 3 building; e) Construction of earth fills and pavement for the terminal 4 platform, and f) Construction of wheel treads, connector, and head rests in Cancún Airport.

Disclosure of detailed information about allocation of goodwill for operating segment [Text Block]
Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned. The following is a summary of the allocation of goodwill for each operating segment:

	2017 and 2018

Aerostar (Note 1.1)	Ps	887,169
Airplan (Note 1.2)		1,474,955

	Ps	2,362,124

Disclosure of detailed information about goodwill after adjusting impairment loss [Text Block]
As a result of the passage of Hurricane Maria on the island of Puerto Rico on September 20, 2017, which affected the infrastructure of the LMM airport as well as causing severe damage to the rest of the island that impacted the expected future flows of Aerostar the Company recognized an impairment of Ps.4,719,096 in cost of aeronautical and non-aeronautical services within operating costs and expenses. As a result of the above, the Administration also carried out impairment tests on the intangible asset of the concession, without determining a deterioration to be recognized. Remaining a net effect, as shown below:

Goodwill (Note 1.1)	Ps	5,606,265
Impairment (Note 4)		(4,719,096)

	Ps	887,169

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
For the determination of fair value less costs to sell, projections of cash flows approved by the Administration are used, covering a period of 36 years in the case of Aerostar and 15 years in the case of Airplan, which are the remaining years of the airport concessions.

For each CGU with a significant amount of goodwill, the key assumptions are the following:

	2018		2017

	Airplan	Aerostar	Airplan	Aerostar
	%	%	%	%

Discount rate	10.46	10.93	10.07	10.00
Discount rate for the value in use method	15.12	11.75	15.12	11.75
Annual average of revenue growth	3.10	4.14	3.10	2.44
Output passenger growth rate	4.50	2.50	3.80	1.88
Level of the fair value hierarchy of value
recoverable from the CGU	3	3	3	3